Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Summary of Exchange of Currency Rates	The exchange rates utilized are as follows:
	2020	2019
Year-end RMB exchange rate	6.5286	6.9631
Average annual RMB exchange rate	6.8984	6.9044